GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	$ 1,194
Intangible assets other than goodwill ending balance	848	$ 1,194
Goodwill and intangible assets	4,453	5,102
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	2,748	2,527
Acquisitions	127	177
Acquisitions through business combinations (note 2.2.4)	58	132
Disposals	(182)	(222)
Divestment (note 2.3)		(18)
Foreign exchange differences	236	(117)
Transfers and other movements	152	(35)
Fully amortized intangible assets	360
Intangible assets other than goodwill ending balance	2,003	2,748
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,554)	(1,391)
Divestment (note 2.3)		18
Foreign exchange differences	(164)	74
Transfers and other movements	17	(16)
Fully amortized intangible assets	(359)
Amortization charge	107	123
Intangible assets other than goodwill ending balance	(1,155)	(1,554)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	266
Intangible assets other than goodwill ending balance	285	266
Goodwill and intangible assets	285	266
Concessions, patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	556	446
Acquisitions	85	75
Acquisitions through business combinations (note 2.2.4)	0	8
Disposals	0	0
Divestment (note 2.3)		(18)
Foreign exchange differences	82	(32)
Transfers and other movements	(27)	(13)
Fully amortized intangible assets	35
Intangible assets other than goodwill ending balance	551	556
Concessions, patents and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(290)	(238)
Divestment (note 2.3)		18
Foreign exchange differences	(57)	23
Transfers and other movements	0	(12)
Fully amortized intangible assets	(34)
Amortization charge	67	59
Intangible assets other than goodwill ending balance	(266)	(290)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	155
Intangible assets other than goodwill ending balance	204	155
Goodwill and intangible assets	204	155
Customer relationships and trade marks | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,168	1,091
Acquisitions	0	0
Acquisitions through business combinations (note 2.2.4)	58	24
Disposals	0	0
Divestment (note 2.3)		0
Foreign exchange differences	92	(49)
Transfers and other movements	(14)	(4)
Fully amortized intangible assets	322
Intangible assets other than goodwill ending balance	826	1,168
Customer relationships and trade marks | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,013)	(958)
Divestment (note 2.3)		0
Foreign exchange differences	(84)	43
Transfers and other movements	0	0
Fully amortized intangible assets	(322)
Amortization charge	15	12
Intangible assets other than goodwill ending balance	(622)	(1,013)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	773
Intangible assets other than goodwill ending balance	359	773
Goodwill and intangible assets	113	131
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,024	990
Acquisitions	42	102
Acquisitions through business combinations (note 2.2.4)	0	100
Disposals	(182)	(222)
Divestment (note 2.3)		0
Foreign exchange differences	62	(36)
Transfers and other movements	193	(18)
Fully amortized intangible assets	3
Intangible assets other than goodwill ending balance	626	1,024
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(251)	(195)
Divestment (note 2.3)		0
Foreign exchange differences	(23)	8
Transfers and other movements	17	(4)
Fully amortized intangible assets	(3)
Amortization charge	25	52
Intangible assets other than goodwill ending balance	(267)	(251)
Emission rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Goodwill and intangible assets	$ 246	$ 642